Income Taxes - Additional Information (Detail) (State and Local Jurisdiction [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
State and Local Jurisdiction [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carryforwards	$ 4.6
Operating loss carryforwards expiration year	2033